LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES
LEASE LIABILITIES

13.LEASE LIABILITIES

	December 31, 2023	December 31, 2022
	$	$
Opening balance	2,817	2,323
New liabilities and modifications of leases	(300)	880
Principal repayment	(430)	(386)
Ending balance	2,087	2,817
Current portion	451	431
Non-current portion	1,636	2,386

The Company elected not to apply the IFRS 16 leases requirement for its leases with terms of 12 months or less and the leases for which the underlying asset is of low value. A total of $393 was expensed in the statement of loss and comprehensive loss for the year ended December 31, 2023 in connection with those exemptions ($629 in 2022).